UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2018

Date of reporting period:  February 28, 2018

Item 1. Schedule of Investments.

Jensen Quality Value Fund
Schedule of Investments
February 28, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.48%
Aerospace & Defense - 0.73%
Rockwell Collins, Inc.	1,910	$263,045

Air Freight & Logistics - 3.45%
CH Robinson Worldwide, Inc.	4,970	463,999
Expeditors International of Washington, Inc.	12,030	781,469
		1,245,468
Beverages - 0.77%
Boston Beer Company, Inc. - Class A (a)	1,710	278,816

Capital Markets - 3.31%
Affiliated Managers Group, Inc.	2,310	437,421
Federated Investors, Inc. - Class B	11,720	381,838
T Rowe Price Group, Inc.	3,370	377,103
		1,196,362
Chemicals - 5.72%
Eastman Chemical Co.	7,890	797,521
Koppers Holdings, Inc. (a)	11,300	456,520
Scotts Miracle-Gro Co. - Class A	9,040	812,154
		2,066,195
Commercial Services & Supplies - 3.78%
Deluxe Corp.	9,260	657,460
Herman Miller, Inc.	19,700	707,230
		1,364,690
Containers & Packaging - 4.15%
Crown Holdings, Inc. (a)	15,970	795,945
Owens-Illinois, Inc. (a)	32,620	703,287
		1,499,232
Distributors - 1.51%
Genuine Parts Co.	5,950	546,448

Diversified Consumer Services - 1.83%
H&R Block, Inc.	26,030	659,340

Electrical Equipment - 2.27%
Emerson Electric Co.	11,540	820,032

Electronic Equipment, Instruments & Components - 3.06%
Amphenol Corp. - Class A	12,090	1,104,905

Food & Staples Retailing - 1.70%
Kroger Co.	22,570	612,098

Food Products - 5.19%
Campbell Soup Co.	14,970	644,458
General Mills, Inc.	12,620	637,941
Hershey Co.	6,020	591,525
		1,873,924

Health Care Equipment & Supplies - 3.46%
Varian Medical Systems, Inc. (a)	4,510	538,223
Zimmer Biomet Holdings, Inc.	6,120	711,450
		1,249,673
Health Care Providers & Services - 2.36%
Encompass Health Corp.	16,010	852,693

Hotels, Restaurants & Leisure - 4.78%
Choice Hotels International, Inc.	9,520	753,508
Cracker Barrel Old Country Store, Inc.	4,420	689,962
Sonic Corp.	11,250	282,600
		1,726,070
Household Products - 3.06%
Clorox Co.	4,670	602,804
Kimberly-Clark Corp.	4,510	500,249
		1,103,053
IT Services - 8.37%
Broadridge Financial Solutions, Inc.	6,660	668,531
CSG Systems International, Inc.	15,020	701,134
Teradata Corp. (a)	21,370	786,843
Western Union Co.	43,710	866,331
		3,022,839
Leisure Products - 1.77%
Hasbro, Inc.	6,670	637,452

Life Sciences Tools & Services - 3.07%
Waters Corp. (a)	5,420	1,109,149

Machinery - 5.43%
Crane Co.	8,340	769,865
Hillenbrand, Inc.	18,810	825,759
Middleby Corp. (a)	3,030	364,358
		1,959,982
Media - 2.60%
Omnicom Group, Inc.	12,310	938,391

Multiline Retail - 0.70%
Target Corp.	3,360	253,378

Personal Products - 2.15%
Nu Skin Enterprises, Inc. - Class A	11,010	775,104

Pharmaceuticals - 0.53%
Endo International PLC (a)(b)	30,620	193,059

Professional Services - 1.74%
Dun & Bradstreet Corp.	5,030	628,951

Real Estate Management & Development - 1.72%
CBRE Group, Inc. - Class A (a)	13,250	619,438

Road & Rail - 2.17%
Landstar System, Inc.	7,210	784,448

Semiconductors & Semiconductor Equipment - 3.32%
ON Semiconductor Corp. (a)	22,600	540,592
Xilinx, Inc.	9,250	659,063
		1,199,655

Software - 1.84%
Citrix Systems, Inc. (a)	7,220	664,240

Specialty Retail - 2.22%
Bed Bath & Beyond, Inc.	10,770	230,909
Best Buy Company, Inc.	3,620	262,233
Tractor Supply Co.	4,760	309,066
		802,208
Technology Hardware, Storage & Peripherals - 1.46%
NetApp, Inc.	8,710	527,391

Textiles, Apparel & Luxury Goods - 4.33%
Hanesbrands, Inc.	27,210	527,874
Tapestry, Inc.	9,080	462,263
VF Corp.	7,670	571,952
		1,562,089
Tobacco - 1.73%
Vector Group Ltd.	31,118	623,605

Trading Companies & Distributors - 1.20%
WW Grainger, Inc.	1,650	431,558

Total Common Stocks (Cost $31,971,525)		35,194,981

SHORT-TERM INVESTMENTS - 3.48%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.290% (c)	1,254,767	1,254,767
Total Short Term Investments (Cost $1,254,767)		1,254,767

Total Investments (Cost $33,226,292) - 100.96%		36,449,748
Liabilities in Excess of Other Assets - (0.96)%		(345,330)
TOTAL NET ASSETS - 100.00%		$36,104,418

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of February 28, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange or (ii) the latest sales price on the Composite Market. “Composite Market" means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by a pricing service (“Pricing Service”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at the fair value, as described below. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Redeemable securities issued by open-end, registered investment companies, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. Money market mutual funds are valued at cost.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2018:

	Level 1	Level 2	Level 3	Total

Common Stocks (1)	$35,194,981	$-	$-	$35,194,981
Short-Term Investments	1,254,767	-	-	1,254,767
Total Investments in Securities	$36,449,748	$-	$-	$36,449,748

(1) See the Schedule of Investments for industry classifications.

The Fund recognizes transfers between levels as of the beginning and end of the fiscal period. There were no transfers between levels as of February 28, 2018.

The Fund did not hold any investments during the period ended February 28, 2018 with significant unobservable inputs which would be classified as Level 3. During the period ended February 28, 2018, there were no significant transfers between levels for the Fund. It is the Fund’s policy to record transfers between levels as of the end of the reporting period.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title  /s/ John Buckel
John Buckel, President

Date  April 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
John Buckel, President

Date:  April 19, 2018
.

By (Signature and Title)   /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date:  April 19, 2018                                                                                                  .

* Print the name and title of each signing officer under his or her signature.